Earnings per Common Share - Computation of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic
Net income	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 17,217	$ 12,745	$ 9,528
Preferred stock dividends									1,501	1,577	1,873
Net income available to common shareholders-basic									$ 15,716	$ 11,168	$ 7,655
Weighted average common shares outstanding-basic									8,010,399	7,822,369	7,707,917
Basic earnings per share	$ 0.39	$ 0.41	$ 0.61	$ 0.55	$ 0.36	$ 0.36	$ 0.35	$ 0.36	$ 1.96	$ 1.43	$ 0.99
Diluted
Net income available to common shareholders-basic									$ 15,716	$ 11,168	$ 7,655
Preferred stock dividends on convertible preferred stock									1,501	1,577	1,606
Net income available to common shareholders-diluted									$ 17,217	$ 12,745	$ 9,261
Weighted average common shares outstanding for earnings per common share basic									8,010,399	7,822,369	7,707,917
Add: dilutive effects of convertible preferred shares									2,940,562	3,095,966	3,196,931
Average shares and dilutive potential common shares outstanding-diluted									10,950,961	10,918,335	10,904,848
Diluted earnings per share	$ 0.33	$ 0.34	$ 0.47	$ 0.43	$ 0.29	$ 0.30	$ 0.29	$ 0.29	$ 1.57	$ 1.17	$ 0.85